SALIENT MF TRUST

4265 San Felipe, Suite 800

Houston, Texas 77027

February 22, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Salient MF Trust (“Registrant”)
File No.: 333-180225
Salient Tactical Plus Fund

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(e) supplement filed and dated February 1, 2018 to the Prospectus dated May 1, 2017, for the Salient Tactical Plus Fund’s (the “Fund”) Class A, Class C, Class I and Class F Prospectus (Accession Number: 0001193125-18-028787). The purpose of this filing is to submit the Fund’s February 1, 2018 497(e) filing in XBRL.

If you have any questions regarding this filing, please contact me at the Registrant’s service provider, ALPS Fund Services, Inc., via telephone at (720) 917-0566 or via email at vilma.valdez@alpsinc.com.

Sincerely,

/s/ Vilma V. DeVooght
Vilma V. DeVooght, Esq.

Enclosures

cc:	Jonathan W. DePriest, Esq., Salient Partners, L.P.
Paul Bachtold, Chief Compliance Officer, Forward Funds and Salient MF Trust
Barbara H. Tolle, Treasurer, Forward Funds and Salient MF Trust
George J. Zornada, Esq., K&L Gates LLP
Richard F. Kerr, Esq., K&L Gates LLP